Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 4 – Commitments and Contingencies The Company has no commitments or contingencies.	Note 5 – Commitments and Contingencies The Company has no commitments or contingencies.